EMPLOYEE BENEFIT PLAN - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Matching contributions recognized as expense	$ 19	$ 48
Non elective contributions to the plan	$ 0	$ 0
First Salary Deferral Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution percent of match	100.00%
Employer matching contribution percent of employees gross pay	3.00%
Second Salary Deferral Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution percent of match	50.00%
Employer matching contribution percent of employees gross pay	2.00%